Distribution Date:	07/17/2020	Morgan Stanley Bank of America Merrill Lynch Trust
Determination Date:	07/13/2020
Commercial Mortgage Pass-Through Certificates
Series 2014-C17

CREFC® Legends

(1) Property Type			(3) Workout Strategy			(5) Liquidation / Prepayment Type

MF = Multifamily			1	.	Modification	1	.	Partial Liquidation (Curtailment)
RT = Retail			2	.	Foreclosure	2	.	Payoff Prior To Maturity
HC = HealthCare			3	.	Bankruptcy	3	.	Disposition / Liquidation
IN = Industrial			4	.	Extension	4	.	Repurchase / Substitution
WH = Warehouse			5	.	Note Sale	5	.	Full Payoff At Maturity
MH = Mobile Home Park			6	.	DPO	6	.	DPO
OF = Office			7	.	REO	7	.	Liquidation prior to 7/1/2006
MU = Mixed Use			8	.	Resolved	8	.	Payoff With Penalty
LO = Lodging			9	.	Pending Return to Master Servicer	9	.	Payoff With Yield Maintenance
SS = Self Storage			10. Deed In Lieu of Foreclosure			10. Curtailment With Penalty
OT = Other			11. Full Payoff			11. Curtailment With Yield Maintenance
SE = Securities			12. Reps and Warranties
CH = Cooperative Housing			13. Other or TBD
N/A = Not Available			98. Not Provided By Servicer

(2) Payment Status			(4) Modification Type

A.		In Grace Period	1	.	Maturity Date Extension
B.		Late, but less than 30 Days	2	.	Amortization Change
0	.	Current	3	.	Principal Write-Off
1	.	30-59 Days Delinquent	4	.	Blank (formerly Combination)
2	.	60-89 Days Delinquent	5	.	Temporary Rate Reduction
3	.	90-120 Days Delinquent	6	.	Capitalization of Interest
4	.	Performing Matured Balloon	7	.	Capitalization of Taxes
5	.	Non Performing Matured Balloon	8	.	Other
6. 121+ Days Delinquent			9	.	Combination

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